Fair Values of Derivative Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Derivatives Fair Value [Line Items]
Derivative Assets	$ 331	$ 469
Gross amounts of derivatives offset in the balance sheets, assets	(151)	(202)
Cash collateral received, assets	0	0
Net amounts of derivatives, assets	$ 180	$ 267
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other current assets	Other current assets
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term assets	Other long-term assets
Derivative Liabilities	$ (800)	$ (805)
Gross amounts of derivatives offset in the balance sheet, liabilities	152	206
Cash collateral received, liabilities	(104)	(125)
Net amounts of derivatives, liabilities	$ (752)	$ (724)
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Derivative Asset Statement of Financial Position [Extensible Enumeration not Disclosed Flag]	Net amounts of derivatives, assets	Net amounts of derivatives, assets
Derivative Liability Statement of Financial Position [Extensible Enumeration not Disclosed Flag]	Net amounts of derivatives, liabilities	Net amounts of derivatives, liabilities
Level 1
Derivatives Fair Value [Line Items]
Derivative Assets	$ 0	$ 0
Derivative Liabilities	(1)	0
Level 2
Derivatives Fair Value [Line Items]
Derivative Assets	327	462
Derivative Liabilities	(799)	(805)
Level 3
Derivatives Fair Value [Line Items]
Derivative Assets	4	7
Derivative Liabilities	0	0
Designated as Hedging Instruments | Foreign Exchange Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	24	34
Derivative Liabilities	(76)	(67)
Designated as Hedging Instruments | Interest Rate Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	19	16
Derivative Liabilities	0	0
Not Designated as Hedging Instruments | Foreign Exchange Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	213	249
Derivative Liabilities	(230)	(332)
Not Designated as Hedging Instruments | Equity Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	63	165
Derivative Liabilities	(491)	(400)
Not Designated as Hedging Instruments | Other Contracts
Derivatives Fair Value [Line Items]
Derivative Assets	12	5
Derivative Liabilities	(3)	(6)
Short-term Investments
Derivatives Fair Value [Line Items]
Net amounts of derivatives, assets	12	6
Other Current Assets
Derivatives Fair Value [Line Items]
Net amounts of derivatives, assets	149	245
Other Long-term Assets
Derivatives Fair Value [Line Items]
Net amounts of derivatives, assets	19	16
Other Current Liabilities
Derivatives Fair Value [Line Items]
Net amounts of derivatives, liabilities	(401)	(341)
Other Long-term Liabilities
Derivatives Fair Value [Line Items]
Net amounts of derivatives, liabilities	$ (351)	$ (383)